Shareholders' equity - Regulatory Capital Ratios (Details)	Dec. 31, 2025	Dec. 31, 2024
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 ratio	0.119	0.112
Tier 1 capital ratio	0.146	0.137
Total capital ratio	0.154	0.148
Tier 1 leverage ratio	0.060	0.057
SLR	0.067	0.065
The Bank of New York Mellon
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 ratio	0.163	0.161
Tier 1 capital ratio	0.163	0.161
Total capital ratio	0.166	0.163
Tier 1 leverage ratio	0.065	0.063
SLR	0.077	0.076